UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22107

SEI Structured Credit Fund, LP

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy Barto

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-2533

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2014

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES (D) — 95.1%

CAYMAN ISLANDS — 60.9%
Arrowpoint CLO, Ser 2014-2A
03/12/26 (A)	$6,000,000	$5,100,000
B&M CLO, Ser 2014-1A
5.980%, 04/16/26 (B)(C)	5,250,000	4,457,250
B&M CLO, Ser 2014-1A, Cl C
3.980%, 04/16/26 (B)(C)	10,000,000	9,395,000
B&M CLO, Ser 2014-1A, Cl D
4.980%, 04/16/26 (B)(C)	8,750,000	7,826,875
Battalion CLO, Ser 2012-3A, Cl SUB
01/18/25 (A)	39,200,000	39,039,280
Battalion CLO, Ser 2013-4A
10/22/25 (A)	31,800,000	27,666,000
Battalion CLO, Ser 2014-5A, Cl SUB
04/17/26 (A)(C)	33,031,000	29,255,557
Benefit Street Partners CLO
01/20/26 (A)	21,873,500	20,342,355
Benefit Street Partners CLO, Ser 2012-IA, Cl C
4.734%, 10/15/23 (B)(C)	7,000,000	7,000,560
Benefit Street Partners CLO, Ser 2012-IA, Cl SUB
10/15/23 (A)(C)	8,650,000	8,736,500
Benefit Street Partners CLO, Ser 2013-IIA
07/15/24 (A)(C)	23,450,000	24,622,500
Benefit Street Partners CLO IV
07/20/26 (A)(C)	15,596,000	14,348,320
Benefit Street Partners CLO Warehouse
Note (A)	19,500,000	19,500,000
Brentwood CLO, Ser 2006-1A, Cl C
1.840%, 02/01/22 (B)(C)	8,500,000	7,895,905
Carlyle Global Market Strategies, Ser 2012-1A, Cl F
7.484%, 04/20/22 (B)(C)	7,975,000	7,875,312
Cerberus Offshore Levered I L.P., Ser 2012-1A, Cl B
4.984%, 11/30/18 (B)(C)	5,000,000	5,023,500
Figueroa CLO, Ser 2013-1
03/21/24 (A)	17,500,000	14,400,750
Figueroa CLO, Ser 2013-2
12/18/25 (A)	13,070,000	12,446,561
Fortress Credit Funding, Ser 2012-5A, Cl B
5.034%, 08/15/22 (B)(C)	21,015,000	21,015,000
Fortress Credit Funding, Ser 2012-5A, Cl C
5.984%, 08/15/22 (B)(C)	23,200,000	23,176,800
Fortress Credit Funding, Ser 2012-5A, Cl D
6.484%, 08/15/22 (B)(C)	5,200,000	5,211,960
Fortress Credit Funding, Ser 2012-5I, Cl E
6.484%, 08/15/22 (B)	19,800,000	19,332,720
Fortress Credit Funding, Ser 2012-6A, Cl C
5.984%, 08/15/22 (B)(C)	9,860,000	9,850,140
Fortress Credit Funding, Ser 2012-6A, Cl D
6.484%, 08/15/22 (B)(C)	2,210,000	2,215,083
Freidbergmilstein Private Capital Fund
01/15/19 (A)(C)	1,000,000	30,000
Gem Ligos II, Ser 2006-3A, Cl B
1.831%, 03/23/21 (B)(C)	12,085,000	10,997,350
Gleneagles CLO, Ser 2005-1A, Cl C
1.140%, 11/01/17 (B)(C)	12,000,000	11,490,000
Grayson CLO, Ser 2006-1A, Cl C
1.790%, 11/01/21 (B)(C)	10,250,000	9,035,375
Great Lakes CLO, Ser 2012-1A, Cl E
5.734%, 01/15/23 (B)(C)	12,897,000	11,897,482
Great Lakes CLO, Ser 2012-1A, Cl SUB
01/15/23 (A)(C)	21,336,000	17,708,880

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2014

Description	Par Value	Fair Value
Great Lakes CLO, Ser 2014-1A (A)	$24,200,000	$22,022,000
Great Lakes CLO, Ser 2014-1A, Cl F
6.234%, 04/15/25 (B)(C)	7,750,000	6,742,500
Hildene CLO, Ser 2014-2A, Cl C
3.124%, 07/19/26 (B)(C)	4,000,000	3,879,200
Hildene CLO, Ser 2014-2A, Cl D
3.924%, 07/19/26 (B)(C)	4,000,000	3,792,000
Hildene CLO, Ser 2014-2A, Cl E
5.324%, 07/19/26 (B)(C)	6,000,000	5,394,600
JFIN CLO, Ser 2012-1A, Cl C
4.734%, 07/20/23 (B)(C)	5,750,000	5,749,885
JFIN MM CLO, Ser 2014-1A, Cl C
2.910%, 04/20/25 (B)(C)	3,750,000	3,543,750
JFIN MM CLO, Ser 2014-1A, Cl D
3.600%, 04/10/25 (B)(C)	10,826,000	10,014,050
JFIN MM CLO, Ser 2014-1A, Cl E
6.750%, 04/10/25	12,500,000	11,906,250
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.234%, 01/20/21 (B)(C)	4,000,000	3,970,000
Kingsland, Ser 2013-6A, Cl E
5.235%, 10/28/24 (B)(C)	2,000,000	1,790,200
KKR CLO, Ser 2012-1A, Cl C
4.734%, 12/15/24 (B)(C)	1,693,000	1,682,165
KVK CLO, Ser 2012-2A, Cl SUB
02/10/25 (A)(C)	33,573,000	27,194,130
Liberty CLO, Ser 2005-1A, Cl B
1.140%, 11/01/17 (B)(C)	14,000,000	13,335,000
MC Funding, Ser 2006-1A, Cl E
3.983%, 12/20/20 (B)(C)	12,760,000	12,018,006
Neuberger Berman CLO, Ser 2012-13A, Cl SUB
01/23/24 (A)(C)	4,274,000	2,478,920
Neuberger Berman CLO, Ser 2013-15A
10/25/25 (A)(C)	18,151,850	16,155,147
Neuberger Berman CLO, Ser 2014-16A,
Cl SFN (A)	1,995,000	1,675,800
Neuberger Berman CLO, Ser 2014-16A,
Cl SUB (A)	29,925,000	25,735,500
Neuberger Berman CLO, Ser 2014-17A,
Cl SFN (A)	341,579	286,926
Neuberger Berman CLO, Ser 2014-17A,
Cl SUB (A)	5,900,000	5,015,000
Newstar Trust, Ser 2012-2A, Cl A
2.134%, 01/20/23 (B)(C)	5,000,000	5,002,500
OCP CLO, Ser 2012-2A, Cl SUB
11/22/23 (A)(C)	18,445,000	15,862,700
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.740%, 08/01/21 (B)(C)	18,938,000	18,294,108
Rockwall CDO, Ser 2006-1A, Cl A2L
0.890%, 08/01/21 (B)(C)	6,300,000	5,985,000
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.490%, 08/01/24 (B)(C)	7,743,174	7,452,805
Salus CLO, Ser 2012-1A, Cl D
8.234%, 03/05/21 (B)(C)	5,000,000	5,229,500
Salus CLO, Ser 2012-1I, Cl E
10.734%, 03/05/21 (B)	7,500,000	8,031,000
Shackleton CLO, Ser 2014-6A, Cl E
5.230%, 07/17/26 (B)(C)	4,000,000	3,547,600
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (A)(C)	23,850,000	19,974,375
Shackleton I CLO, Ser 2012-1A, Cl INC
08/14/23 (A)(C)	8,000,000	6,560,000
Stone Tower CDO, Ser 2005-2A, Cl A1LB
0.741%, 11/17/40 (B)(C)	1,043,587	1,022,716

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2014

Description	Par Value	Fair Value
Tricadia CDO, Ser 2006-6A
1.938%, 11/05/41	$11,000,000	$10,175,000
Tricadia CDO, Ser 2006-6X, Cl B2L
5.723%, 11/05/41 (B)	4,005,978	5,368,010
Trinitas CLO, Ser 2014-1A, Cl C
3.033%, 04/15/26 (B)(C)	2,500,000	2,400,000
Trinitas CLO, Ser 2014-1A, Cl D
3.833%, 04/15/26 (B)(C)	4,000,000	3,760,000
Trinitas CLO, Ser 2014-1A, Cl SUB
04/15/26 (A)(C)	16,713,000	16,545,870
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/16 (A)(C)	6,500,000	1,950,000
Venture CDO, Ser 2012-10A, Cl F
7.234%, 07/20/22 (B)(C)	5,000,000	5,000,000
Venture CDO, Ser 2012-11A, Cl E
6.733%, 11/14/22 (B)(C)	2,000,000	1,990,000
Venture CDO, Ser 2012-12A, Cl SUB
02/28/24 (A)(C)	38,240,000	31,356,800
Venture XIV CLO, Ser 2013-14A
08/28/25 (A)(C)	1,338,889	1,124,667
08/28/25 (A)(C)	21,930,000	20,614,200
Zais Investment Grade IX, Ser 9A, Cl A2
0.785%, 04/27/52 (B)(C)	5,000,000	4,400,000
Zais Investment Grade IX, Ser 9A, Cl B
1.085%, 04/27/52 (B)(C)	18,000,000	14,760,000
Zohar CDO, Ser 2007-3A, Cl A2
0.784%, 04/15/19 (B)(C)	100,000,000	25,000,000
Zohar CDO, Ser 2007-3A, Cl A3
0.984%, 04/15/19 (B)(C)	56,000,000	16,800,000

		849,480,895

IRELAND — 6.7%
ICE 3 Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (C)	34,500,000	31,912,500
ICE 3 Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (C)	24,500,000	21,866,250
ICE 3 Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (C)	15,000,000	13,012,500
ICE 3 Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (A)(C)	12,500,000	12,000,000
ICE EM CLO, Ser 2007-1A, Cl A1D
0.681%, 08/15/22 (B)(C)	3,141,970	3,110,550
ICE EM CLO, Ser 2007-1A, Cl A2
0.931%, 08/15/22 (B)(C)	7,000,000	6,667,500
ICE EM CLO, Ser 2007-1A, Cl A3
1.181%, 08/15/22 (B)(C)	5,000,000	4,575,000

		93,144,300

UNITED STATES — 27.5%
Battalion CLO VII Warehouse Note (A)	7,000,000	7,006,300
Cerberus Onshore II CLO, Ser 2014-1A, Cl A1
2.234%, 10/15/23 (B)(C)	25,000,000	25,037,500
Cerberus Onshore II CLO, Ser 2014-1A, Cl E
4.684%, 10/15/23 (B)(C)	22,500,000	20,925,000
CVP Cascade CLO, Ser 2014-2A, Cl D
5.031%, 07/18/26	5,539,000	4,849,394
CVP Cascade CLO, Ser 2014-2A, Cl E
6.031%, 07/18/26	8,000,000	6,892,000
Fifth Street Senior Loan Fund II Warehouse Note (A)	21,180,556	21,180,556
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
6.478%, 04/28/26 (B)(C)	13,000,000	12,404,600
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl C
3.784%, 10/15/26 (B)(C)	2,000,000	1,960,600

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2014

Description	Par Value/Shares	Fair Value
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
4.734%, 10/15/26 (B)(C)	$4,000,000	$3,909,200
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl F
6.984%, 10/15/26 (B)(C)	9,000,000	8,580,600
ICE Global Credit CLO, Ser 2012-1A, Cl E
9.078%, 04/04/23 (B)(C)	9,000,000	8,730,000
Ivy Hill IV
07/03/21 (A)	85,000,000	82,450,000
Ivy Hill Middle Market Credit Fund, Ser 7A
10/20/25 (A)(C)	24,552,000	22,096,800
JFIN Revolver CLO 2014, Ser 2014-2A, Cl C
2.984%, 02/20/22 (B)(C)	4,500,000	4,308,750
Midocean Credit CLO, Ser 2014-3A
6.230%, 07/21/26	7,250,000	6,303,875
Nelder Grove CLO, Ser 2014-1A, Cl D1
4.770%, 08/28/26 (B)(C)	4,500,000	4,410,000
Nelder Grove CLO, Ser 2014-1A, Cl E
7.000%, 08/28/26 (B)(C)	9,000,000	8,865,000
Newstar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.330%, 07/25/25 (B)(C)	15,000,000	13,905,000
NXT Capital CLO, Ser 2012-1A, Cl E
7.734%, 07/20/22 (B)(C)	10,286,000	10,289,086
OFSI Fund VI, Ser 2014-6A, Cl C
4.013%, 03/20/25 (B)(C)	4,000,000	3,746,800
Peaks CLO, Ser 2014-1A
4.653%, 06/15/26	2,750,000	2,532,750
Saranac CLO, Ser 2014-2A, Cl C
2.982%, 02/20/25 (B)(C)	10,000,000	9,640,000
Saranac CLO, Ser 2014-2A, Cl E
5.382%, 02/20/25 (B)(C)	6,667,000	6,100,305
TICC CLO, Ser 2012-1A
1.985%, 08/25/23	75,000,000	75,019,500
Trinitas CLO, Ser 2014-2A
4.031%, 07/15/26	7,553,000	7,043,173
Venture CDO, Ser 2012-11A, Cl F
7.733%, 11/14/22 (B)(C)	5,000,000	5,000,000

		383,186,789

Total Asset-Backed Securities (Cost $1,310,120,422)		1,325,811,984

REGISTERED INVESTMENT COMPANIES (E) — 0.4%

UNITED STATES — 0.4%
Ares Dynamic Credit Allocation Fund	49,400	841,776
Blackstone/GSO Senior Floating Rate Term Fund	10,298	176,817
Neuberger Berman High Yield Strategies Fund	9,106	117,558
Nuveen Preferred & Income Term Fund	25,326	580,219
Stone Harbor Emerging Markets Income Fund	44,581	860,859
Western Asset Emerging Markets Income Fund	232,344	2,795,098

Total Registered Investment Companies (Cost $5,366,515)		5,372,327

CASH EQUIVALENT — 5.1%

UNITED STATES — 5.1%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.010%(F)(G)	71,799,648	71,799,648

Total Cash Equivalent (Cost $71,799,648)		71,799,648

Total Investments — 100.6% (Cost $1,387,286,585) (H)		$1,402,983,959

Percentages based on Limited Partners’ Capital of $1,394,337,640.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

September 30, 2014

Transactions with affiliated funds during the period ended September 30, 2014 are as follows:

	Value of Shares Held as of 9/30/2014	Purchases at Cost	Proceeds from Sales	Realized Gain(Loss)	Dividend Income
SEI Daily Income Trust Prime Obligation Fund, Cl A	$71,799,648	$499,323,736	$538,528,202	$—	$8,003

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Represents equity / residual tranche.
(B)	Variable rate security. The rate reported is the rate in effect as of September 30, 2014.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2014, the market value of the Rule 144A positions amounted to $864,491,284 or of 0.62% total investments in securities.
(D)	Securities considered illiquid. The total value of such securities as of September 30, 2014 was $1,325,811,984 and represented 95.1% of Partners’ Capital.
(E)	Closed-End Fund traded on exchange.
(F)	Rate shown is the 7-day effective yield as of September 30, 2014.
(G)	Investment in affiliated security.
(H)	The aggregate cost of investments for tax purposes was $1,387,286,585. Net unrealized appreciation on investments for tax purposes was $15,697,374 consisting of $106,787,972 gross unrealized appreciation and $91,090,598 of gross unrealized depreciation.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$—	$1,325,811,984	$1,325,811,984
Registered Investment Companies	5,372,327	—	—	5,372,327
Cash Equivalent	71,799,648	—	—	71,799,648

Total Investments in Securities	$77,171,975	$—	$1,325,811,984	$1,402,983,959

(1)	Of the $1,325,811,984 in Level 3 securities as if September 30, 2014, all were valued via dealer quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2014	$1,122,770,373
Accrued discounts/premiums	644,101
Realized gain/(loss)	56,624,394
Change in unrealized appreciation/(depreciation)	5,068,651
Proceeds from Sales	(421,966,491)
Purchases	562,670,956

Ending balance as of September 30,2014	$1,325,811,984

Changes in unrealized gains/(losses) included in earningsrelated to securities still held at reporting date	$(54,031)

For the period ended September 30, 2014, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, LP

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: November 26, 2014

By (Signature and Title)	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Treasurer

Date: November 26, 2014